PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 88.8% of Net Assets
Non-Convertible Bonds – 84.3%
	ABS Car Loan – 0.5%
$802,000	Hertz Vehicle Financing III LLC, Series 2022-1A, 4.850%, 6/25/2026, 144A	$705,483
488,000	Hertz Vehicle Financing III LLC, Series 2022-3A, 6.310%, 3/25/2025, 144A	465,283
410,000	Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.560%, 9/25/2026, 144A	377,921

		1,548,687

	ABS Other – 0.2%
279,240	Business Jet Securities LLC, Series 2021-1A, Class C, 5.067%, 4/15/2036, 144A	245,045
287,123	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037, 144A	260,769

		505,814

	Aerospace & Defense – 1.6%
1,775,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,722,130
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	110,113
1,265,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,021,365
355,000	TransDigm, Inc., 4.875%, 5/01/2029	309,649
300,000	TransDigm, Inc., 5.500%, 11/15/2027	281,715
710,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	700,195
960,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	974,198

		5,119,365

	Airlines – 0.9%
475,000	Allegiant Travel Co., 7.250%, 8/15/2027, 144A	451,802
424,143	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	376,774
1,166,347	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	1,048,029
1,030,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	941,375

		2,817,980

	Automotive – 3.1%
870,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	806,785
185,000	Dana, Inc., 4.250%, 9/01/2030	149,040

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$1,750,000	Ford Motor Co., 3.250%, 2/12/2032	$1,312,398
2,325,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	2,122,446
1,765,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	1,595,583
145,000	General Motors Co., 6.125%, 10/01/2025	147,568
280,000	General Motors Co., 6.250%, 10/02/2043	258,868
1,110,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(a)	934,505
895,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(a)	779,124
1,080,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	1,074,935
550,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029, 144A	389,513
270,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	185,085
265,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	99,383

		9,855,233

	Banking – 4.0%
835,000	Ally Financial, Inc., 5.750%, 11/20/2025	808,905
800,000	Banco Santander S.A, 5.147%, 8/18/2025	791,145
1,065,000	Bank of America Corp., (fixed rate to 3/05/2023, variable rate thereafter), 3.550%, 3/05/2024	1,060,991
295,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	302,041
250,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	213,523
1,265,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	1,187,644
250,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	227,715
500,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	439,240
1,445,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	1,026,204
605,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	443,594
1,345,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,124,176
1,045,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	1,004,245
1,780,000	JPMorgan Chase & Co., (fixed rate to 4/22/2025, variable rate thereafter), 2.083%, 4/22/2026	1,652,367

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$1,605,000	Morgan Stanley, (fixed rate to 2/18/2025, variable rate thereafter), 2.630%, 2/18/2026	$1,507,077
1,335,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,084,618

		12,873,485

	Brokerage – 0.2%
325,000	Coinbase Global, Inc., 3.375%, 10/01/2028, 144A	171,795
185,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	89,098
400,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	326,292

		587,185

	Building Materials – 2.1%
600,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030, 144A	582,996
515,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	417,525
3,205,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	2,705,132
425,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(a)	392,704
785,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	587,733
310,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	259,563
540,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	343,630
365,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	290,595
565,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	376,236
385,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	319,550
315,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	256,701
525,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	288,750

		6,821,115

	Cable Satellite – 6.5%
3,845,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	3,087,074
415,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	306,289
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	11,940
935,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028, 144A	848,971

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	$932,070
155,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	150,056
90,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/2025	88,209
200,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	130,427
7,540,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	4,166,861
555,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	310,078
215,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	180,358
1,955,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	1,102,600
425,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	347,437
1,730,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	1,547,762
1,020,000	DISH DBS Corp., 5.125%, 6/01/2029	658,012
345,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	290,606
305,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	243,428
4,160,000	DISH DBS Corp., 7.750%, 7/01/2026	3,354,582
806,570	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(b)	258,990
315,767	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(b)	30,083
1,005,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	928,983
385,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	177,109
955,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	794,364
895,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	832,726

		20,779,015

	Chemicals – 1.6%
455,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	366,123
150,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028, 144A	127,452
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,502,806

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$240,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	$220,500

		5,216,881

	Consumer Cyclical Services – 3.0%
1,530,000	ADT Security Corp. (The), 4.125%, 8/01/2029, 144A	1,301,198
100,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	76,686
340,000	Match Group Holdings II LLC, 5.000%, 12/15/2027, 144A	312,800
1,030,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	779,082
680,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	592,454
6,190,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	5,942,399
230,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	230,161
460,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	461,583

		9,696,363

	Consumer Products – 0.8%
370,000	Coty, Inc., 5.000%, 4/15/2026, 144A	350,861
65,000	Coty, Inc., 6.500%, 4/15/2026, 144A	62,400
750,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	678,750
870,000	Newell Brands, Inc., 4.450%, 4/01/2026	818,492
225,000	Prestige Brands, Inc., 3.750%, 4/01/2031, 144A	185,551
415,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	325,785

		2,421,839

	Diversified Manufacturing – 0.5%
365,000	Chart Industries, Inc., 7.500%, 1/01/2030, 144A	366,931
840,000	Gates Global LLC/Gates Corp., 6.250%, 1/15/2026, 144A	810,600
385,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	263,878
365,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	295,121

		1,736,530

	Electric – 1.3%
2,520,000	Calpine Corp., 5.125%, 3/15/2028	2,248,578

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$465,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	$349,238
650,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	636,207
1,055,000	Vistra Operations Co. LLC, 5.500%, 9/01/2026, 144A	1,016,405

		4,250,428

	Finance Companies – 3.7%
1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 5.829%, 1/15/2067, 144A(c)	538,150
210,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(a)	161,700
1,095,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	646,050
780,000	Freedom Mortgage Corp., 7.625%, 5/01/2026	650,618
440,406	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(d)	374,345
355,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	286,042
3,510,000	Navient Corp., Series A, 5.625%, 8/01/2033	2,500,473
665,000	OneMain Finance Corp., 3.500%, 1/15/2027	550,600
1,625,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,545,180
1,365,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	1,170,027
790,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	626,026
1,745,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	1,331,915
2,055,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,534,797

		11,915,923

	Financial Other – 2.1%
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	106,074
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	185,072
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	56,726
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	55,962
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	100,134
200,000	CFLD Cayman Investment Ltd., 7.125%, 4/08/2022(e)(f)	22,000
200,000	CFLD Cayman Investment Ltd., 8.050%, 1/13/2025(e)(f)	23,318

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$400,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(e)(f)	$47,558
205,000	CFLD Cayman Investment Ltd., 9.000%, 7/31/2023(e)(f)	22,661
810,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(e)	66,234
405,000	China Evergrande Group, 8.750%, 6/28/2025(e)	29,245
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	14,294
626,807	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(d)	130,037
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	14,500
3,015,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,549,635
425,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	389,130
335,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	321,900
610,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	591,578
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	54,444
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	27,078
800,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	108,304
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	82,478
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	27,126
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	81,955
1,120,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	913,261
15,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	11,662
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	36,695
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	48,175
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	36,000
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	37,336
200,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(e)	42,760
405,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(e)	86,269
265,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(e)	56,797

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$200,000	Times China Holdings Ltd., 5.750%, 1/14/2027	$32,502
405,000	Times China Holdings Ltd., 6.200%, 3/22/2026	65,655
920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	84,971
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	18,528
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	18,969
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	14,771

		6,611,794

	Food & Beverage – 1.7%
475,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	442,804
460,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	449,650
440,000	HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.875%, 6/01/2029, 144A	303,059
360,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	276,330
440,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	381,313
1,670,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	1,619,860
950,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	798,628
470,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	382,605
800,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	710,336

		5,364,585

	Gaming – 3.1%
515,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	448,050
840,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	816,207
835,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	667,658
200,000	Melco Resorts Finance Ltd., 5.750%, 7/21/2028, 144A	166,544
705,000	Sands China Ltd., 3.350%, 3/08/2029	575,951
1,530,000	Sands China Ltd., 4.875%, 6/18/2030	1,344,533
745,000	Sands China Ltd., 5.900%, 8/08/2028	697,546

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – continued
$335,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	$319,560
480,000	Scientific Games International, Inc., 7.250%, 11/15/2029	460,800
1,310,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	1,257,600
700,000	Studio City Finance Ltd., 5.000%, 1/15/2029, 144A	517,902
870,000	VICI Properties LP, 4.375%, 5/15/2025	843,750
280,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	261,219
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	277,618
250,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	239,687
220,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	217,857
965,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	824,197

		9,936,679

	Government Owned - No Guarantee – 0.1%
295,000	EcoPetrol S.A., 4.625%, 11/02/2031	225,333

	Health Insurance – 0.3%
1,075,000	Centene Corp., 2.450%, 7/15/2028	907,354
190,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	157,783

		1,065,137

	Healthcare – 1.5%
300,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	255,387
345,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	269,531
2,065,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	1,557,087
550,000	Garden Spinco Corp., 8.625%, 7/20/2030, 144A	583,000
630,000	Medline Borrower LP, 5.250%, 10/01/2029, 144A	500,390
365,000	ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029, 144A	307,805
355,000	Tenet Healthcare Corp., 5.125%, 11/01/2027, 144A	330,235
295,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	264,119
340,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	326,574

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$350,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	$310,598

		4,704,726

	Home Construction – 0.0%
115,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	100,819

	Independent Energy – 6.5%
400,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	406,988
380,000	California Resources Corp., 7.125%, 2/01/2026, 144A	365,195
505,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	481,408
1,335,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	1,288,242
395,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	384,572
195,000	Chord Energy Corp., 6.375%, 6/01/2026, 144A	189,916
660,000	CNX Resources Corp., 7.250%, 3/14/2027, 144A	655,050
345,000	Colgate Energy Partners III LLC, 5.875%, 7/01/2029, 144A	296,307
455,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	410,638
1,265,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	936,971
420,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	390,961
470,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	442,900
655,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	604,499
345,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	308,775
60,000	EQT Corp., 3.125%, 5/15/2026, 144A	55,142
805,000	EQT Corp., 3.900%, 10/01/2027	743,148
90,000	EQT Corp., 5.678%, 10/01/2025	89,563
65,000	EQT Corp., 5.700%, 4/01/2028	64,651
465,000	EQT Corp., 6.125%, 2/01/2025	466,093
315,000	Gulfport Energy Corp., 8.000%, 5/17/2026, 144A	307,125
700,000	Matador Resources Co., 5.875%, 9/15/2026	673,021

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$320,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	$301,768
980,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	940,990
30,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	30,276
215,000	Occidental Petroleum Corp., 6.450%, 9/15/2036	219,300
1,250,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	1,286,237
50,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	51,669
3,435,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	3,878,130
1,260,000	PDC Energy, Inc., 5.750%, 5/15/2026	1,202,758
355,000	Permian Resources Operating LLC, 6.875%, 4/01/2027, 144A	334,495
430,000	Range Resources Corp., 4.875%, 5/15/2025	408,458
645,000	Range Resources Corp., 8.250%, 1/15/2029	664,637
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	21,175
350,000	SM Energy Co., 5.625%, 6/01/2025	335,997
430,000	SM Energy Co., 6.750%, 9/15/2026	417,465
360,000	Southwestern Energy Co., 5.375%, 2/01/2029	333,742
715,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	521,853
365,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	339,487

		20,849,602

	Industrial Other – 0.2%
560,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	510,522

	Leisure – 2.7%
1,570,000	Carnival Corp., 5.750%, 3/01/2027, 144A	1,121,043
390,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	289,610
525,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	447,341
5,000	NCL Corp. Ltd., 5.875%, 3/15/2026	3,927
2,190,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,720,179

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Leisure – continued
$295,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	$217,775
465,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	341,775
290,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	234,421
2,755,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	2,198,614
530,000	Royal Caribbean Cruises Ltd., 11.625%, 8/15/2027, 144A	532,242
365,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	317,805
1,015,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	817,075
335,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	288,134

		8,529,941

	Lodging – 1.2%
690,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	563,145
1,130,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	971,800
275,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	228,147
1,160,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	945,203
1,345,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,115,369

		3,823,664

	Media Entertainment – 1.8%
395,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	324,887
665,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	78,138
425,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	3,188
680,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	553,751
1,050,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	966,000
1,095,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	931,218
935,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	871,980
35,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	33,950
435,000	Netflix, Inc., 5.875%, 2/15/2025	440,481

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$90,000	Netflix, Inc., 6.375%, 5/15/2029	$92,636
255,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	200,162
590,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	481,211
365,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	300,902
455,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027, 144A	410,656
235,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	193,762

		5,882,922

	Metals & Mining – 3.6%
810,000	Alcoa Nederland Holding BV, 5.500%, 12/15/2027, 144A	780,565
605,000	Arconic Corp., 6.000%, 5/15/2025, 144A	594,773
370,000	ATI, Inc., 4.875%, 10/01/2029	326,980
350,000	ATI, Inc., 5.875%, 12/01/2027	334,700
415,000	Cia de Minas Buenaventura SAA, 5.500%, 7/23/2026, 144A	355,892
845,000	Cleveland-Cliffs, Inc., 6.750%, 3/15/2026, 144A	847,113
495,000	Commercial Metals Co., 4.125%, 1/15/2030	438,004
1,598,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	1,513,341
3,030,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	2,842,816
2,277,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	2,216,296
770,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	775,339
163,000	United States Steel Corp., 6.875%, 3/01/2029	158,215
170,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	146,463

		11,330,497

	Midstream – 4.1%
255,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	233,131
475,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026, 144A	480,826
1,015,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	1,007,442
885,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	777,911

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$570,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	$485,275
345,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	301,361
530,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	486,281
75,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	62,035
525,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	519,592
195,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	160,830
140,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	104,941
2,060,000	EQM Midstream Partners LP, 7.500%, 6/01/2027, 144A	2,017,276
210,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	202,339
475,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	432,082
1,080,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	923,315
980,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	954,603
375,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027, 144A	368,434
395,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	335,743
350,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	306,145
805,000	Targa Resources Corp., 5.200%, 7/01/2027	789,006
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	94,810
135,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2028	128,784
560,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	526,915
280,000	Western Midstream Operating LP, 3.350%, 2/01/2025	264,942
130,000	Western Midstream Operating LP, 4.500%, 3/01/2028	119,275
450,000	Western Midstream Operating LP, 4.750%, 8/15/2028	410,981
440,000	Western Midstream Operating LP, 5.300%, 3/01/2048	361,780
300,000	Western Midstream Operating LP, 5.500%, 2/01/2050	247,140

		13,103,195

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – 1.6%
$800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.941%, 5/10/2047, 144A(g)	$648,000
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	95,876
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.154%, 8/10/2044, 144A(g)	154,263
1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.154%, 8/10/2044, 144A(g)	757,809
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.686%, 6/10/2047, 144A(g)	375,740
720,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.548%, 8/15/2046(g)	675,512
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.398%, 8/15/2046(g)	837,650
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.282%, 10/15/2030, 144A(g)	342,238
208,290	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 5.788%, 11/15/2027, 144A(c)	144,241
310,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	266,906
545,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	336,556
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.357%, 12/15/2045(g)	192,368
515,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class D, 4.651%, 6/15/2045, 144A(g)	195,700
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.529%, 8/15/2046(g)	150,633

		5,173,492

	Oil Field Services – 1.0%
365,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	357,642
265,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	246,717
40,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	38,700
210,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	208,872
1,973,125	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	1,920,087
545,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	523,368
22,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	22,441

		3,317,827

	Packaging – 0.1%
422,598	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027(d)	294,166

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – 2.9%
$3,190,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	$2,028,973
160,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	76,746
1,405,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	680,821
195,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027, 144A	134,478
575,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A(e)	30,188
200,000	Endo Luxembourg Finance Co. I. S.a.r.l./Endo U.S., Inc., 6.125%, 4/01/2029, 144A	151,726
385,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	332,436
1,025,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	887,527
875,000	Perrigo Finance Unlimited Co., 4.400%, 6/15/2030	745,515
770,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	676,881
265,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	231,742
2,140,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,308,450
2,335,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	2,110,606

		9,396,089

	Property & Casualty Insurance – 0.7%
550,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	449,477
605,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	513,129
385,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	327,666
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 15.339%, 1/15/2033, 144A(c)(h)(i)	192,000
700,000	USI, Inc., 6.875%, 5/01/2025, 144A	674,341

		2,156,613

	Refining – 0.4%
180,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	187,612
1,175,000	Parkland Corp., 4.625%, 5/01/2030, 144A	972,312

		1,159,924

	REITs - Hotels – 0.3%
45,000	Service Properties Trust, 3.950%, 1/15/2028	31,950

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Hotels – continued
$470,000	Service Properties Trust, 4.350%, 10/01/2024	$427,264
135,000	Service Properties Trust, 4.500%, 6/15/2023	132,663
75,000	Service Properties Trust, 4.650%, 3/15/2024	71,634
60,000	Service Properties Trust, 4.750%, 10/01/2026	47,217
215,000	Service Properties Trust, 4.950%, 2/15/2027	169,334

		880,062

	Restaurants – 0.8%
1,815,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	1,625,162
315,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	264,946
565,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	542,400
285,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	237,975

		2,670,483

	Retailers – 1.2%
350,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	308,140
585,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	492,944
715,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	663,985
325,000	Carvana Co., 4.875%, 9/01/2029, 144A	125,210
50,000	Carvana Co., 5.500%, 4/15/2027, 144A	19,809
275,000	Michaels Cos., Inc. (The), 7.875%, 5/01/2029, 144A	183,746
470,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	440,516
570,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	535,340
725,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	580,513
480,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	377,369

		3,727,572

	Supermarkets – 0.5%
1,434,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	1,331,999
155,000	Safeway, Inc., 7.250%, 2/01/2031	153,813

		1,485,812

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – 5.8%
$940,000	Block, Inc., 2.750%, 6/01/2026	$839,796
930,000	Broadcom, Inc., 4.300%, 11/15/2032	819,647
600,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	510,210
220,000	Cloud Software Group Holdings, Inc., 6.500%, 3/31/2029, 144A	185,302
600,000	Coherent Corp., 5.000%, 12/15/2029, 144A	517,458
3,300,000	CommScope Technologies LLC, 5.000%, 3/15/2027	2,241,365
1,195,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	811,646
225,000	Dun & Bradstreet Corp. (The), 5.000%, 12/15/2029, 144A	192,547
730,000	Elastic NV, 4.125%, 7/15/2029, 144A	589,621
1,485,000	Endurance International Group Holdings, Inc., 6.000%, 2/15/2029, 144A	966,557
1,245,000	Entegris Escrow Corp., 5.950%, 6/15/2030, 144A	1,148,139
190,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	163,204
775,000	Gen Digital, Inc., 6.750%, 9/30/2027, 144A	759,500
855,000	Global Payments, Inc., 4.950%, 8/15/2027	829,352
360,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	295,898
1,385,000	Iron Mountain, Inc., 5.250%, 3/15/2028, 144A	1,274,020
1,195,000	Micron Technology, Inc., 6.750%, 11/01/2029	1,213,853
65,000	NCR Corp., 5.000%, 10/01/2028, 144A	55,415
575,000	NCR Corp., 5.125%, 4/15/2029, 144A	480,886
45,000	NCR Corp., 5.250%, 10/01/2030, 144A	37,125
561,000	NCR Corp., 5.750%, 9/01/2027, 144A	536,835
600,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029, 144A	565,500
1,220,000	Open Text Corp., 3.875%, 12/01/2029, 144A	981,109
765,000	Open Text Corp., 6.900%, 12/01/2027, 144A	765,000
760,000	Oracle Corp., 2.950%, 5/15/2025	721,056
225,000	Sabre GLBL, Inc., 11.250%, 12/15/2027, 144A	231,688

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$160,000	Seagate HDD Cayman, 4.875%, 6/01/2027	$149,154
30,600	Seagate HDD Cayman, 9.625%, 12/01/2032, 144A	33,562
230,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	189,207
125,000	Sensata Technologies, Inc., 4.375%, 2/15/2030, 144A	108,813
345,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	323,057

		18,536,522

	Treasuries – 5.0%
16,765,000	U.S. Treasury Note, 2.625%, 5/31/2027	15,802,977

	Wireless – 3.3%
985,000	Altice France S.A., 5.500%, 10/15/2029, 144A	751,092
445,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	367,347
415,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	334,722
600,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	527,556
705,000	SBA Communications Corp., 3.875%, 2/15/2027	636,977
3,620,000	SoftBank Group Corp., 4.625%, 7/06/2028	2,972,165
3,585,000	Sprint LLC, 7.125%, 6/15/2024	3,655,051
1,310,000	Sprint LLC, 7.625%, 2/15/2025	1,352,358

		10,597,268

	Wirelines – 1.8%
1,180,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,029,444
110,000	Embarq Corp., 7.995%, 6/01/2036	51,150
1,090,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027, 144A	1,012,141
350,000	Frontier Communications Holdings LLC, 8.750%, 5/15/2030, 144A	355,862
630,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	584,296
725,000	Level 3 Financing, Inc., 3.625%, 1/15/2029, 144A	530,875
245,000	Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	192,987
200,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	143,890

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	$1,268,039
650,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	520,000

		5,688,684

	Total Non-Convertible Bonds (Identified Cost $311,982,168)	269,072,750

	Convertible Bonds – 4.5%
	Airlines – 0.5%
1,325,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,591,325

	Cable Satellite – 1.4%
7,095,000	DISH Network Corp., 3.375%, 8/15/2026	4,445,018
85,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(j)	54,409

		4,499,427

	Consumer Cyclical Services – 0.2%
745,000	Uber Technologies, Inc., Zero Coupon, 0.980%-1.922%, 12/15/2025(j)	629,220
85,000	Zillow Group, Inc., 1.375%, 9/01/2026	85,637

		714,857

	Consumer Products – 0.0%
80,000	Beauty Health Co. (The), 1.250%, 10/01/2026, 144A	60,480

	Gaming – 0.1%
175,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	257,950

	Healthcare – 0.7%
390,000	Lantheus Holdings, Inc., 2.625%, 12/15/2027, 144A	392,691
2,410,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,851,350

		2,244,041

	Leisure – 0.2%
815,000	NCL Corp. Ltd., 1.125%, 2/15/2027	558,226

	Media Entertainment – 0.1%
430,000	Bilibili, Inc., 0.500%, 12/01/2026	316,050

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – 1.1%
$340,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	$360,842
2,260,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,428,507
715,000	Livongo Health, Inc., 0.875%, 6/01/2025	625,897

		3,415,246

	Technology – 0.2%
370,000	RingCentral, Inc., Zero Coupon, 7.146%-8.016%, 3/15/2026(j)	290,450
335,000	Unity Software, Inc., Zero Coupon, 7.449%-7.662%, 11/15/2026(j)	250,747
110,000	Wolfspeed, Inc., 0.250%, 2/15/2028, 144A	95,095
145,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	130,573

		766,865

	Total Convertible Bonds (Identified Cost $19,190,160)	14,424,467

	Total Bonds and Notes (Identified Cost $331,172,328)	283,497,217

Senior Loans – 0.4%
	Independent Energy – 0.4%
1,247,000	Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 12.941%, 11/01/2025(c)(k) (Identified Cost $1,247,440)	1,314,338

Collateralized Loan Obligations – 1.8%
920,000	AIG CLO LLC, Series 2021-2A, Class E, 3-month LIBOR + 6.500%, 10.743%, 7/20/2034, 144A(c)	823,251
325,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3-month LIBOR + 6.600%, 10.843%, 12/19/2032, 144A(c)	281,466
730,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.100%, 10.343%, 10/20/2034, 144A(c)	635,091
730,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3-month LIBOR + 6.750%, 10.829%, 10/15/2034, 144A(c)	621,172
735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 10.638%, 4/21/2034, 144A(c)	646,731
985,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 10.493%, 7/02/2035, 144A(c)	891,323
470,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3-month LIBOR + 6.150%, 10.229%, 1/15/2035, 144A(c)	423,230
730,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 10.129%, 10/15/2034, 144A(c)	657,385
285,000	PPM CLO Ltd., Series 2021-5A, Class E, 3-month LIBOR + 6.500%, 10.694%, 10/18/2034, 144A(c)	238,706
445,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.150%, 10.393%, 1/20/2035, 144A(c)	380,667

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – continued
	Total Collateralized Loan Obligations (Identified Cost $6,347,577)	$5,599,022

Shares
Common Stocks – 2.4%
	Aerospace & Defense – 0.1%
524	Lockheed Martin Corp.	254,921

	Air Freight & Logistics – 0.1%
1,210	United Parcel Service, Inc., Class B	210,346

	Beverages – 0.1%
3,545	Coca-Cola Co. (The)	225,497

	Biotechnology – 0.1%
2,059	AbbVie, Inc.	332,755

	Capital Markets – 0.1%
159	BlackRock, Inc.	112,672
1,687	Morgan Stanley	143,429

		256,101

	Communications Equipment – 0.0%
2,076	Cisco Systems, Inc.	98,901

	Containers & Packaging – 0.0%
703	Packaging Corp. of America	89,921

	Electric Utilities – 0.1%
1,372	Duke Energy Corp.	141,302
2,435	NextEra Energy, Inc.	203,566

		344,868

	Electrical Equipment – 0.0%
1,065	Emerson Electric Co.	102,304

	Food & Staples Retailing – 0.1%
193	Costco Wholesale Corp.	88,104
1,302	Walmart, Inc.	184,611

		272,715

	Health Care Equipment & Supplies – 0.1%
1,592	Abbott Laboratories	174,786

	Health Care Providers & Services – 0.1%
358	Elevance Health, Inc.	183,643
340	UnitedHealth Group, Inc.	180,261

		363,904

	Hotels, Restaurants & Leisure – 0.1%
2,331	Starbucks Corp.	231,235

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – 0.1%
1,978	Procter & Gamble Co. (The)	$299,786

	IT Services – 0.0%
494	Accenture PLC, Class A	131,819

	Life Sciences Tools & Services – 0.0%
248	Thermo Fisher Scientific, Inc.	136,571

	Machinery – 0.1%
405	Cummins, Inc.	98,128
458	Deere & Co.	196,372

		294,500

	Media – 0.3%
107,981	Altice USA, Inc., Class A(h)	496,712
6,043	Comcast Corp., Class A	211,324
27,529	iHeartMedia, Inc., Class A(h)	168,753

		876,789

	Metals & Mining – 0.0%
2,747	Newmont Corp.	129,658

	Oil, Gas & Consumable Fuels – 0.2%
50,400	Battalion Oil Corp.(h)	489,384
527	Devon Energy Corp.	32,416
778	Pioneer Natural Resources Co.	177,687
4,310	Williams Cos., Inc. (The)	141,799

		841,286

	Pharmaceuticals – 0.2%
1,780	Bristol-Myers Squibb Co.	128,071
1,659	Johnson & Johnson	293,063
1,633	Merck & Co., Inc.	181,181

		602,315

	Professional Services – 0.0%
357	Clarivate PLC(h)	2,977

	REITs - Diversified – 0.1%
774	American Tower Corp.	163,980

	Road & Rail – 0.0%
693	Union Pacific Corp.	143,499

	Semiconductors & Semiconductor Equipment – 0.2%
411	Broadcom, Inc.	229,803
2,577	Microchip Technology, Inc.	181,034
1,850	QUALCOMM, Inc.	203,389

		614,226

	Software – 0.1%
321	IQOR U.S., Inc.(h)	2,247

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
918	Microsoft Corp.	$220,155

		222,402

	Specialty Retail – 0.0%
481	Home Depot, Inc. (The)	151,929

	Technology Hardware, Storage & Peripherals – 0.1%
1,465	Apple, Inc.	190,347

	Total Common Stocks (Identified Cost $15,685,441)	7,760,338

	Preferred Stocks – 0.9%
	Convertible Preferred Stocks – 0.7%
	Midstream – 0.1%
3,556	El Paso Energy Capital Trust I, 4.750%	160,159

	Technology – 0.2%
17,739	Clarivate PLC, Series A, 5.250%	671,953

	Wireless – 0.4%
1,390	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	1,590,188

	Total Convertible Preferred Stocks (Identified Cost $2,982,904)	2,422,300

	Non-Convertible Preferred Stocks – 0.2%
	Home Construction – 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	404,035

	REITs - Warehouse/Industrials – 0.1%
3,363	Prologis, Inc., Series Q, 8.540%	185,470

	Total Non-Convertible Preferred Stocks (Identified Cost $192,799)	589,505

	Total Preferred Stocks (Identified Cost $3,175,703)	3,011,805

	Exchange-Traded Funds – 1.0%
41,000	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $3,599,734)	3,018,830

Principal Amount
Short-Term Investments – 4.4%
$10,248,835	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $10,250,885 on 1/03/2023 collateralized by $11,908,600 U.S. Treasury Note, 1.250% due 3/31/2028 valued at $10,419,096; $36,200 U.S. Treasury Note, 3.250% due 6/30/2029 valued at $34,749 including accrued interest(l)	10,248,835

Principal Amount	Description	Value (†)
$3,840,000	U.S. Treasury Bills, 4.307%, 3/30/2023(m)	$3,800,664

	Total Short-Term Investments (Identified Cost $14,049,326)	14,049,499

	Total Investments – 99.7% (Identified Cost $375,277,549)	318,251,049
	Other assets less liabilities – 0.3%	877,559

	Net Assets – 100.0%	$319,128,608

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Perpetual bond with no specified maturity date.
(b)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.
(c)	Variable rate security. Rate as of December 31, 2022 is disclosed.
(d)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(f)	Securities subject to restriction on resale. At December 31, 2022, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
CFLD Cayman Investment Ltd.	11/11/2021	$66,000	$22,000	Less than 0.1%
CFLD Cayman Investment Ltd.	9/28/2021	86,000	23,318	Less than 0.1%
CFLD Cayman Investment Ltd.	9/29/2021	148,300	47,558	Less than 0.1%
CFLD Cayman Investment Ltd.	9/29/2022	17,630	22,661	Less than 0.1%

(g)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2022 is disclosed.

(h)	Non-income producing security.
(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 1.00%, to which the spread is added.
(l)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the value of Rule 144A holdings amounted to $166,934,116 or 52.3% of net assets.
ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At December 31, 2022, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 37 500, 5-Year	5.00%	12/20/2026	4.12%	3,118,500	$(28,653)	$95,996	$124,649

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Property & Casualty Insurance	$—	$1,964,613	$192,000	$2,156,613
All Other Non-Convertible Bonds*	—	266,916,137	—	266,916,137

Total Non-Convertible Bonds	—	268,880,750	192,000	269,072,750

Convertible Bonds*	—	14,424,467	—	14,424,467

Total Bonds and Notes	—	283,305,217	192,000	283,497,217

Senior Loans*	—	1,314,338	—	1,314,338
Collateralized Loan Obligations	—	5,599,022	—	5,599,022
Common Stocks
Software	220,155	2,247	—	222,402
All Other Common Stocks*	7,537,936	—	—	7,537,936

Total Common Stocks	7,758,091	2,247	—	7,760,338

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	1,590,188	—	1,590,188
All Other Convertible Preferred Stocks*	832,112	—	—	832,112

Total Convertible Preferred Stocks	832,112	1,590,188	—	2,422,300

Non-Convertible Preferred Stocks
Home Construction	404,035	—	—	404,035
REITs - Warehouse/Industrials	—	185,470	—	185,470

Total Non-Convertible Preferred Stocks	404,035	185,470	—	589,505

Total Preferred Stocks	1,236,147	1,775,658	—	3,011,805

Exchange-Traded Funds	3,018,830	—	—	3,018,830
Short-Term Investments	—	14,049,499	—	14,049,499

Total Investments	12,013,068	306,045,981	192,000	318,251,049

Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	124,649	—	124,649

Total	$12,013,068	$306,170,630	$192,000	$318,375,698

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or December 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2022
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$30,800	$—	$—	$—	$—	$—	$—	$(30,800)	$—	$—
Property & Casualty Insurance	235,200	3,312	—	(46,512)	—	—	—	—	192,000	(46,512)

Total	$266,000	$3,312	$—	$(46,512)	$—	$—	$—	$(30,800)	$192,000	$(46,512)

A debt security valued at $30,800 was transferred from Level 3 to Level 2 during the period ended December 31, 2022. At September 30, 2022, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security. At December 31, 2022, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include swap agreements.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. As of December 31, 2022, the Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.

The following is a summary of derivative instruments for the Fund, as of December 31, 2022:

Assets	Swap agreements at value
Exchange-traded/cleared asset derivatives Credit contracts	$95,996

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$350,000	$350,000

Industry Summary at December 31, 2022 (Unaudited)

Cable Satellite	7.9%
Independent Energy	6.9
Technology	6.2
Treasuries	5.0
Pharmaceuticals	4.2
Midstream	4.2
Banking	4.0
Wireless	3.7
Finance Companies	3.7
Metals & Mining	3.6
Consumer Cyclical Services	3.2
Gaming	3.2
Automotive	3.1
Leisure	2.9
Healthcare	2.2
Building Materials	2.1
Financial Other	2.1
Other Investments, less than 2% each	24.3
Short-Term Investments	4.4
Collateralized Loan Obligations	1.8
Exchange-Traded Funds	1.0

Total Investments	99.7
Other assets less liabilities (including swap agreements)	0.3

Net Assets	100.0%